Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	May. 07, 2014	Jan. 31, 2014	Dec. 31, 2013	Dec. 11, 2013	Dec. 31, 2012	Mar. 31, 2008	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 30, 2000
Preferred stock, shares authorized			29,135,824
Issued and Outstanding			17,803,273
Preferred stock, shares outstanding			17,803,273
Common stock, par value	$ 0.001	$ 0.001			$ 0.001
Common stock, shares authorized	125,000,000	125,000,000			70,000,000
Common stock, shares issued	8,527,210	8,512,103			334,068
Common stock, shares outstanding	8,527,210	8,512,103			334,068		335,782
Series A Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.001			$ 0.001
Preferred stock, shares authorized		0	31,410		31,410
Issued and Outstanding		0	31,407		31,407						31,407
Preferred stock, shares outstanding		0	31,407		31,407		31,407
Series B Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.001			$ 0.001
Preferred stock, shares authorized		0	711,987		711,987
Issued and Outstanding		0	467,814		467,814						110,988	600,999
Preferred stock, shares outstanding		0	467,814		467,814		467,814
Series C Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.001			$ 0.001					$ 0.01
Preferred stock, shares authorized		0	2,967,678		2,967,678
Issued and Outstanding		0	2,770,633		2,770,633				2,867,154
Preferred stock, shares outstanding		0	2,770,633		2,770,633		2,770,633
Series C-2 Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.001			$ 0.001
Preferred stock, shares authorized		0	2,347,826		2,347,826
Issued and Outstanding		0	2,347,826		2,347,826			2,347,826
Preferred stock, shares outstanding		0	2,347,826		2,347,826		2,347,826
Series D-1 Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.001			$ 0.001
Preferred stock, shares authorized		0	10,000,000		10,000,000
Issued and Outstanding		0	6,054,255		6,054,255
Preferred stock, shares outstanding		0	6,054,255		6,054,255		0
Series D-2 Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.001			$ 0.001
Preferred stock, shares authorized		0	10,000,000		10,000,000
Issued and Outstanding		0	6,131,338	388,641	5,742,697	1,785,712
Preferred stock, shares outstanding		0	6,131,338		5,742,697		0